Quarterly Financial Summary (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary (unaudited)

14. Quarterly Financial Summary (unaudited)

	Quarters Ended
(in thousands, except per share data)	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015

Product sales	$2,362	$2,227	$2,661	$1,700
Gross profit	$691	$1,470	$1,092	$404
Operating loss	$(5,477)	$(4,662)	$(4,947)	$(4,961)
Net loss	$(5,474)	$(4,666)	$(4,922)	$(4,956)
Net loss per share – basic and diluted	$(0.15)	$(0.13)	$(0.14)	$(0.14)

	Quarters Ended
	December 31, 2014(1)	September 30, 2014	June 30, 2014	March 31, 2014

Product sales	$1,521	$609	$611	$657
Gross profit (loss)	$99	$193	$(382)	$(70)
Operating loss	$(5,565)	$(5,649)	$(5,563)	$(4,456)
Net loss	$(13,577)	$(7,644)	$(7,541)	$(6,439)
Net loss per share – basic and diluted	$(0.46)	$(0.31)	$(0.32)	$(0.28)

(1)	During the fourth quarter of 2014, the Company wrote-off the unamortized discount on convertible promissory notes of $6,955 as a result of the automatic conversion of such notes into common stock upon the closing of the Company’s IPO.